Note 13 - Revenue	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

13.   REVENUE

Revenue is generated primarily from contracts to manufacture or process steel products. Most of the Company’s revenue is generated by sales of material out of the Company’s inventory but a portion of the Company’s revenue is derived from processing or storage of customer owned material. Generally, the Company’s performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenues are recorded net of any sales incentives. Shipping and other transportation costs charged to customers are treated as fulfillment activities and are recorded in both revenue and cost of sales at the time control is transferred to the customer. Costs related to obtaining sales contracts are incidental and expensed when incurred. Because customers are invoiced at the time title transfers and the Company’s rights to consideration are unconditional at that time, the Company does not maintain contract asset balances. Additionally, the Company does not maintain contract liability balances, as performance obligations are satisfied prior to customer payment for product. The Company offers industry standard payment terms.

The Company has two reportable segments: Flat-Roll and Tubular. Flat-roll primarily generates revenue from cutting to length hot-rolled steel coils. Flat-roll segment revenue consists of two product types: Company Owned Flat-Roll Products and Processing or Storage of Customer Owned Coil. Tubular primarily generates revenue from selling steel pipe it has manufactured resulting in a single product type: Manufactured Pipe.

The following table disaggregates our revenue by product for each of our reportable business segments for the fiscal years ended  March 31, 2025 and 2024, respectively (in thousands):

	Fiscal Year Ended March 31,
	2025	2024
Flat-Roll Segment:
Company Owned Flat-Roll Products	$399,853	$467,510
Processing or Storage of Customer Owned Coil	4,791	5,264
	$404,644	$472,774
Tubular Segment:
Manufactured Pipe	$39,956	$43,477
	$39,956	$43,477